Subsequent events	6 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
Subsequent events

19 Subsequent events

The Company has assessed all subsequent events through the date that the unaudited condensed consolidated financial statements were issued and other than the following, there are no further material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

On November 12, 2025, the Company entered into an underwriting agreement by and among certain selling shareholders of the Company (the “Selling Shareholders”), and Network 1 Financial Securities Inc., as representative (the “Representative”) of the underwriters named therein (the “Underwriting Agreement”), pursuant to which the Company agreed to sell to the Underwriter in a firm commitment initial public offering (the “IPO”) an aggregate of 3,600,090 class A ordinary shares, par value $0.0001 per share (the “Class A Ordinary Shares”) of the Company (the “IPO Shares”), at a public offering price of $4.00 per share (the “Offering Price”). Of the IPO Shares, 2,700,000 Class A Ordinary Shares were offered by the Company and 900,090 Class A Ordinary Shares were offered by the Selling Shareholders. The Company did not receive any proceeds from the sale of the Class A Ordinary Shares sold by the Selling Shareholders. Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company and the Selling Shareholders agreed to sell the IPO Shares to the Representative at a purchase price of $3.70 (92.5% of the Offering Price). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 405,000 Class A Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the IPO Shares sold by the Company in the IPO, less underwriting discounts and a non-accountable expense allowance.

On November 24, 2025, Network 1 Financial Securities Inc., as the representative of the underwriters (the “Representative”) of the initial public offering of the Company, exercised its over-allotment option (the “Option”) in full to purchase an additional 405,000 class A ordinary shares, par value $0.0001 per share (the “Option Shares”) of the Company, representing fifteen percent (15%) of the class A ordinary shares sold by the Company in the Company’s initial public offering (the “IPO”) at the public offering price of $4.00 per share (the “Offering Price”), before deducting underwriting discounts.

On March 30, 2026, the Company adopted the Phaos Technology Holdings (Cayman) Limited 2026 equity incentive plan (the “2026 Equity Incentive Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2026 Plan has a maximum number of 2,741,350 Class A ordinary shares, par value $0.0001 per share, of the Company available for issuance pursuant to all awards under the 2026 Equity Incentive Plan.